Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FEDERATED MUNICIPAL SECURITIES FUND INC
Prospectus Date	rr_ProspectusDate	May 31, 2012
Document Creation Date	dei_DocumentCreationDate	May 29, 2012